Leases - Schedule of Maturities of Operating Lease Liabilities (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
The remainder of 2025	$ 127
2026	225
2027	156
2028	131
2029	71
2030-2034	331
Total operating lease payments	1,041
Less: imputed interest	(166)
Present value of lease liabilities	$ 875